REMUNERATION OF KEY PERSONNEL (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REMUNERATION OF KEY PERSONNEL
Remuneration of Directors and Advisors	R$ 50,685	R$ 52,279	R$ 42,836
Salaries and social charges	3,626
Total	R$ 54,311	R$ 52,279	R$ 42,836